Related party transactions - Personal guarantees and corporate guarantee from related company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and Other Related Party
Related party transactions
Provision of guarantees or collateral to entity, related party transactions		¥ 78,977
Ms. Wu Binhua
Related party transactions
Provision of guarantees or collateral to entity, related party transactions	¥ 41,746
Dr. Zhou Pengwu and Ms. Ding Wenting
Related party transactions
Provision of guarantees or collateral to entity, related party transactions	¥ 16,060	¥ 32,805